Unaudited Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Unaudited Consolidated Balance Sheets [Abstract]
Non trade accounts receivable	$ 10,091	$ 10,011
Accumulated depreciation on vessel and equipment	321,417	291,689
Accumulated amortization on vessels under capital leases	178,934	163,926
Accounts payable owing to related parties		556
Accrued liabilities owing to related related parties		$ 3,550